DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt

	March 31, 2026	December 31, 2025
Notes payable	$251,962	$199,001
Note payable – related party	168,471	168,471
Convertible notes payable	3,438,369	3,097,443
Convertible notes payable – related party	84,600	22,000
	3,943,402	3,486,915
Debt discount	(836,065)	(537,434)
	3,107,337	2,949,481

Short term	2,301,185	2,045,166
Long term	806,152	904,315
Total	$3,107,337	$2,949,481

	December 31, 2025	December 31, 2024
Notes Payable	$199,001	$188,061
Note payable - related party	168,471	153,989
Convertible notes payable	3,097,443	2,262,263
Convertible notes payable - related party	22,000	22,000
	3,486,916	2,626,313
Debt discount	(537,434)	(327,056)
Total Debt	$2,949,481	$2,299,257

Short term	2,045,166	1,171,636
Long term	904,315	1,127,621
Total Debt	$2,949,481	$2,299,257

Schedule of debt maturity

Year	Amount
2026	$1,816,203
2027	2,043,000
2028	—
2029	—
2030	84,199
$3,943,402

Amount
2026	$2,045,166
2027	904,315
2028	—
$2,949,481